RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivatives Designated as a Net Investment Hedge (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Derivative [Line Items]
Fair Value	$ (317)	$ (51)
Designated as a net investment hedge
Derivative [Line Items]
Fair Value	(27)	19
Designated as a net investment hedge | US$ denominated
Derivative [Line Items]
Notional Amount			$ 3,900	$ 4,200
U.S. dollar foreign exchange options (maturing 2023 to 2024) | Designated as a net investment hedge
Derivative [Line Items]
Fair Value	(22)	(4)
U.S. dollar foreign exchange options (maturing 2023 to 2024) | Designated as a net investment hedge | US$ denominated
Derivative [Line Items]
Notional Amount			3,600	3,800
U.S. dollar cross-currency interest rate swaps (maturing 2023 to 2025) | Designated as a net investment hedge
Derivative [Line Items]
Fair Value	(5)	23
U.S. dollar cross-currency interest rate swaps (maturing 2023 to 2025) | Designated as a net investment hedge | US$ denominated
Derivative [Line Items]
Notional Amount			$ 300	$ 400
Net realized gains related to the interest component	$ 1	$ 1